Significant Accounting Policies - Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration risk percentage	49.00%	56.00%	52.00%
Charterer A [Member]
Concentration risk percentage	15.00%	0.00%	18.00%
Charterer B [Member]
Concentration risk percentage	0.00%	12.00%	17.00%
Charterer C [Member]
Concentration risk percentage	16.00%	20.00%	17.00%
Charterer D [Member]
Concentration risk percentage	0.00%	14.00%	0.00%
Charterer E [Member]
Concentration risk percentage	0.00%	10.00%	0.00%
Charterer F [Member]
Concentration risk percentage	18.00%	0.00%	0.00%